UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00126

AB GROWTH AND INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Growth and Income Fund, Inc.

Portfolio of Investments

July 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 91.5%
Financials - 23.1%
Banks - 8.4%
JPMorgan Chase & Co.	1,252,099	$80,096,837
Wells Fargo & Co.	1,185,300	56,858,841

		136,955,678

Capital Markets - 4.0%
Goldman Sachs Group, Inc. (The)	161,220	25,603,348
Northern Trust Corp.	212,320	14,350,709
TD Ameritrade Holding Corp.	473,610	14,378,799
Virtu Financial, Inc.-Class A	658,378	11,324,102

		65,656,958

Consumer Finance - 2.2%
Capital One Financial Corp.	541,220	36,305,038

Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc.-Class B (a)	227,070	32,759,389

Insurance - 6.5%
Allstate Corp. (The)	596,080	40,730,146
Chubb Ltd.	344,420	43,142,049
Hartford Financial Services Group, Inc. (The)	218,180	8,694,473
Validus Holdings Ltd.	262,274	12,964,204

		105,530,872

		377,207,935

Health Care - 19.5%
Biotechnology - 6.7%
Biogen, Inc. (a)	196,100	56,855,273
Gilead Sciences, Inc.	654,990	52,052,055

		108,907,328

Health Care Providers & Services - 8.9%
Aetna, Inc.	477,300	54,989,733
Cigna Corp.	342,690	44,193,303
Express Scripts Holding Co. (a)	185,790	14,133,045
UnitedHealth Group, Inc.	217,610	31,161,752

		144,477,833

Pharmaceuticals - 3.9%
Pfizer, Inc.	1,746,740	64,437,239

		317,822,400

Information Technology - 14.9%
Communications Equipment - 3.6%
Cisco Systems, Inc.	1,555,410	47,486,667
F5 Networks, Inc. (a)	91,000	11,231,220

		58,717,887

Electronic Equipment, Instruments & Components - 0.6%
Flextronics International Ltd. (a)	788,660	9,992,322

Company	Shares	U.S. $ Value
IT Services - 2.2%
International Business Machines Corp.	220,940	$35,487,383

Semiconductors & Semiconductor Equipment - 3.4%
Intel Corp.	885,168	30,856,957
Xilinx, Inc.	500,430	25,561,964

		56,418,921

Software - 3.2%
Activision Blizzard, Inc.	307,439	12,346,751
Check Point Software Technologies Ltd. (a)	72,932	5,607,012
Microsoft Corp.	600,090	34,013,101

		51,966,864

Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	300,837	31,350,224

		243,933,601

Industrials - 12.1%
Aerospace & Defense - 6.1%
Boeing Co. (The)	174,420	23,312,977
General Dynamics Corp.	157,960	23,202,745
Honeywell International, Inc.	93,500	10,876,855
Raytheon Co.	307,140	42,855,244

		100,247,821

Airlines - 1.7%
Delta Air Lines, Inc.	721,520	27,958,900

Construction & Engineering - 0.6%
Jacobs Engineering Group, Inc. (a)	180,540	9,662,501

Electrical Equipment - 1.4%
EnerSys	201,177	12,543,386
Hubbell, Inc.	105,080	11,330,776

		23,874,162

Industrial Conglomerates - 0.6%
Carlisle Cos., Inc.	89,095	9,202,622

Machinery - 1.7%
Kennametal, Inc.	271,769	6,756,177
Parker-Hannifin Corp.	125,940	14,381,089
Xylem, Inc./NY	132,490	6,334,347

		27,471,613

		198,417,619

Consumer Discretionary - 12.0%
Auto Components - 1.2%
Delphi Automotive PLC	86,740	5,882,707
Johnson Controls, Inc.	289,510	13,294,299

		19,177,006

Hotels, Restaurants & Leisure - 0.4%
Wyndham Worldwide Corp.	83,990	5,964,970

Company	Shares	U.S. $ Value
Household Durables - 0.9%
DR Horton, Inc.	427,400	$14,052,912

Internet & Catalog Retail - 2.6%
Liberty Interactive Corp. QVC Group-Class A (a)	1,322,903	35,467,029
Liberty TripAdvisor Holdings, Inc.-Class A (a)	328,775	7,782,104

		43,249,133

Media - 5.7%
Comcast Corp.-Class A	411,740	27,689,515
Discovery Communications, Inc.-Class A (a)	561,020	14,075,992
Interpublic Group of Cos., Inc. (The)	1,114,320	25,696,219
Time Warner, Inc.	328,480	25,177,992

		92,639,718

Specialty Retail - 1.2%
Lowe’s Cos., Inc.	247,510	20,365,123

		195,448,862

Energy - 5.9%
Energy Equipment & Services - 2.6%
Dril-Quip, Inc. (a)	257,560	14,018,991
FMC Technologies, Inc. (a)	195,120	4,952,146
Helmerich & Payne, Inc.	45,050	2,791,748
Oil States International, Inc. (a)	183,980	5,688,661
Schlumberger Ltd.	178,544	14,376,363

		41,827,909

Oil, Gas & Consumable Fuels - 3.3%
Exxon Mobil Corp.	343,690	30,571,226
Valero Energy Corp.	462,100	24,158,588

		54,729,814

		96,557,723

Consumer Staples - 2.4%
Food & Staples Retailing - 2.4%
CVS Health Corp.	261,584	24,254,068
Wal-Mart Stores, Inc.	206,278	15,052,106

		39,306,174

Telecommunication Services - 1.6%
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	464,230	25,722,985

Total Common Stocks (cost $1,299,406,349)		1,494,417,299

SHORT-TERM INVESTMENTS - 9.6%
Investment Companies - 9.6%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.24% (b) (c) (cost $156,256,527)	156,256,527	156,256,527

U.S. $ Value
Total Investments - 101.1% (cost $1,455,662,876) (d)	$1,650,673,826
Other assets less liabilities - (1.1)%	(17,317,402)

Net Assets - 100.0%	$1,633,356,424

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	As of July 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $221,569,256 and gross unrealized depreciation of investments was $(26,558,306), resulting in net unrealized appreciation of $195,010,950.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Growth and Income Fund

July 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$1,494,417,299		$	– 0	–	$	– 0	–	$1,494,417,299
Short-Term Investments	156,256,527			– 0	–		– 0	–	156,256,527

Total Investments in Securities	1,650,673,826			– 0	–		– 0	–	1,650,673,826
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total(c)	$1,650,673,826		$	– 0	–	$	– 0	–	$1,650,673,826

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc. – Government Money Market Portfolio for the nine months ended July 31, 2016 is as follows:

Market Value 10/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/16 (000)	Dividend Income (000)
$185,335	$659,087	$688,165	$156,257	$355

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Growth and Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 23, 2016